Intangible assets (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Software development costs	$ 2,089,338	$ 1,197,229
Less: accumulated amortization	(542,482)	(124,614)
Intangible assets, net of accumulated amortization	$ 1,546,856	$ 1,072,615